Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 3,541	$ 3,032	$ 9,431	$ 9,345
Cost of goods sold	2,619	2,374	7,341	7,333
Gross profit	922	658	2,090	2,012
Operating expenses:
Selling and marketing	642	539	1,924	1,792
General and administrative	674	491	2,136	1,699
Total operating expenses	1,316	1,030	4,060	3,491
Loss from operations	(394)	(372)	(1,970)	(1,479)
Interest income	2	22	23	22
Interest expense	(40)	(113)	(116)	(375)
Other income (loss), net	(11)	(8)	3	1
Loss before income taxes	(443)	(471)	(2,060)	(1,831)
Income tax expense, net	(7)	(5)	(19)	(17)
Net loss	$ (450)	$ (476)	$ (2,079)	$ (1,848)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average basic and diluted common shares outstanding	61,857,555	58,777,185	61,730,684	47,651,245